SUPPLEMENT DATED DECEMBER 22, 2006
                     TO THE PROSPECTUS DATED MAY 1, 2006 FOR

                             JNL/NY ADVISOR VUL(SM)

        ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)
                        THROUGH JNLNY SEPARATE ACCOUNT IV

THIS SUPPLEMENT UPDATES THE PROSPECTUS, EFFECTIVE JANUARY 16, 2007. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

* Please note the following fund name changes.

        JNL SERIES TRUST

          JNL/PPM America Value Equity Fund (FORMERLY, JNL/PUTNAM VALUE EQUITY
            FUND)
          JNL/Western Asset High Yield Bond Fund (FORMERLY, JNL/WESTERN
            HIGH YIELD BOND FUND)
          JNL/Western Asset Strategic Bond Fund (FORMERLY, JNL/WESTERN STRATEGIC
            BOND FUND)
         JNL/Western Asset U.S. Government & Quality Bond Fund (FORMERLY,
            JNL/WESTERN U.S. GOVERNMENT & QUALITY BOND FUND)

--------------------------------------------------------------------------------
* Under CHARGES ASSESSED AGAINST THE PORTFOLIOS, under Individual Portfolio Company Annual Expenses, please note below the expenses charged by the JNL/PPM America Value Equity Fund, which replaces the JNL/Putnam Value Equity Fund. (There are no changes to the remaining footnote.)


          INDIVIDUAL PORTFOLIO COMPANY ANNUAL EXPENSES
            (as a percentage of average net assets)

                                                                                                                 TOTAL
                                                                     MANAGEMENT                                  ANNUAL
                                                                        AND           SERVICE       OTHER      PORTFOLIO
                           FUND NAME                                 ADMIN FEEA     (12B-1) FEE   EXPENSESB     EXPENSES
----------------------------------------------------------------- ----------------- ------------ ------------ -------------
JNL/PPM America Value Equity Fund                                       0.65%           0.00%       0.01%        0.66%

--------------------------------------------------------------------------------
* Under THE SEPARATE ACCOUNT, with the JNL Series Trust, please replace the fund objective paragraph for the former JNL/Putnam Value Equity Fund with the following.

        JNL/PPM AMERICA VALUE EQUITY FUND (FORMERLY, JNL/PUTNAM VALUE EQUITY
        FUND)
             Jackson National Asset Management, LLC (and PPM America, Inc.)

                 Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

--------------------------------------------------------------------------------
* Please replace the DISTRIBUTION OF POLICIES section with the following.

         Jackson National Life Distributors LLC ("JNLD"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the policies. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company, Jackson National Life of NY's parent.

         No commissions are paid to registered representatives who sell the policies. We may use any of our corporate assets to cover the cost of distribution, including any profit from the policy's Asset Based Risk Charge and other charges.

         Below is an alphabetical listing of the 19 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products:

                 A. G. Edwards & Sons, Inc.
                 Centaurus Financial
                 Commonwealth Financial Group, Inc.
                 Fifth Third Securities, Inc.
                 Hantz Financial Services, Inc.
                 IFMG Securities, Inc.
                 Investment Centers of America, Inc.
                 Inter Securities Inc.
                 Invest Financial Corp.
                 Linsco/Private Ledger Corp.
                 Mutual Service Corporation
                 National Planning Corporation
                 Prime Capital Services, Inc.
                 Raymond James & Associates, Inc.
                 Securities America, Inc.
                 SII Investments, Inc.
                 Thrivent Financial for Lutherans
                 Wachovia Securities, LLC
                 WM Financial Services

         Please see Appendix B for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products.

         Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

                 o    National Planning Corporation,

                 o    SII Investments, Inc.,

                 o    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

                 o    Investment Centers of America, Inc., and

                 o    Curian Clearing LLC

         The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or Statement Of Additional Information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life of NY and Jackson National Life Insurance Company, its parent. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

         All of the compensation described here, and other compensation or benefits provided by JNLNY or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this policy over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the policy.


(To be used with NV5885 Rev. 05/06)

                                                                    NV6052 12/06

                       SUPPLEMENT DATED DECEMBER 22, 2006
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 15, 2006 FOR

                          PERSPECTIVE INVESTOR VUL(SM)
                            ULTIMATE INVESTOR(SM) VUL
                                 ADVISOR VUL(SM)

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                 THROUGH JACKSON NATIONAL(R) SEPARATE ACCOUNT IV

       OR ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)
                        THROUGH JNLNY SEPARATE ACCOUNT IV

THIS SUPPLEMENT UPDATES THE STATEMENT OF ADDITIONAL INFORMATION FOR CONTRACTS SOLD ON OR AFTER JANUARY 16, 2007. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

* Under DISTRIBUTOR, please replace the first paragraph as follows:

         The Policies are distributed by Jackson National Life Distributors LLC ("JNLD"), a subsidiary of Jackson National. JNLD is located at 7601 Technology Way, Denver, Colorado 80237. The Policies are offered on a continuous basis. However, Jackson National reserves the right to discontinue offering the Policies at any time.



(To be used with V5789 05/06, V5889 05/06, NV5789 05/06 and NV5889 05/06)

                                                                     V6051 12/06